Consolidated Statement of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Comprehensive income (loss):
Net income (loss)	$ 2,339	$ 668	$ 1,065
Cash flow hedging activities:
Net unrealized gain (loss) from derivative instruments, net of taxes	0	1	22
Reclassifications into earnings of net derivative instruments (gain) loss, net of taxes	0	(1)	(23)
Foreign currency translation adjustments	(96)	(41)	22
Pension and other postretirement benefits:
Prior service credit (cost) arising during the year, net of taxes	(1)	14	1
Amortization of prior service cost (credit) included in net periodic benefit cost, net of taxes	(5)	(2)	(1)
Net actuarial gain (loss) arising during the year, net of taxes	(100)	189	(30)
Amortization of actuarial (gain) loss included in net periodic benefit cost, net of taxes	26	38	39
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	0	0	3
Other comprehensive income (loss)	(176)	198	27
Comprehensive income (loss)	2,163	866	1,092
Less: Comprehensive income (loss) attributable to noncontrolling interest	206	238	206
Comprehensive Income (loss) attributable to The Williams Companies, Inc.	$ 1,957	$ 628	$ 886